DERIVATIVE INSTRUMENTS - Schedule of Derivatives Not Designated as Hedging Instruments- (Details) - Not Designated as Hedging Instrument - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Total	$ (1,187)	$ 883
Other Non-Current Liabilities | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative liability, subject to master netting arrangement, before offset	(1,653)	0
Other Assets | Convertible Debenture Conversion Feature
Derivatives, Fair Value [Line Items]
Derivative liability, subject to master netting arrangement, before offset	$ 466	$ 883